INVENTORIES - Inventory Impairment Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Inventory impairment charges	$ 29	$ 26
Cortez
Disclosure of operating segments [line items]
Inventory impairment charges	17	4
Phoenix
Disclosure of operating segments [line items]
Inventory impairment charges	10	0
Carlin
Disclosure of operating segments [line items]
Inventory impairment charges	2	6
Pierina
Disclosure of operating segments [line items]
Inventory impairment charges	0	12
Golden Sunlight
Disclosure of operating segments [line items]
Inventory impairment charges	$ 0	$ 4